N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.5%)

Education (1.3%)
Kansas Development Finance Authority 5.000% 06/01/2027	$250,000	$265,190
Kansas Development Finance Authority 3.000% 10/01/2044	500,000	505,305
		770,495
General Obligation (36.3%)
*Allen County Unified School District No 257 3.000% 09/01/2038	1,000,000	1,019,060
City of Bonner Springs KS 3.000% 09/01/2044	1,060,000	1,084,115
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	294,518
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	292,210
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	290,050
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	288,788
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	574,940
County of Clay KS 4.000% 10/01/2036	500,000	540,825
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	281,230
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,477,870
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	389,540
City of Hillsboro KS 3.000% 09/01/2024	100,000	103,190
City of Hillsboro KS 3.000% 09/01/2027	225,000	231,044
City of Hillsboro KS 3.000% 09/01/2028	230,000	233,887
City of Hillsboro KS 3.000% 09/01/2029	240,000	241,370
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,381,040
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	287,853
City of Junction City KS 5.000% 09/01/2025	5,000	5,006
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	721,078
#Leavenworth County Unified School District No 464 4.000% 09/01/2031	500,000	558,630
County of Linn KS 3.000% 07/01/2036	1,100,000	1,129,139
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,752
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	268,450
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,117,010
County of Scott KS 5.000% 04/01/2032	500,000	593,845
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,014
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	464,859
Sedgwick County Unified School District No 266 Maize 5.250% 09/01/2020	15,000	15,054
County of Seward KS 5.000% 08/01/2034	240,000	247,262
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	556,120
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,936
City of South Hutchinson KS 4.000% 10/01/2038	355,000	384,976
City of Topeka KS 3.000% 08/15/2020	500,000	506,485
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,030,390
City of Topeka KS 3.000% 08/15/2022	500,000	523,790
City of Wichita KS 4.500% 09/01/2022	150,000	150,183
City of Wichita KS 4.750% 09/01/2027	180,000	180,135
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,219,340
		21,792,984
Health Care (20.6%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,113,534
Ashland Public Building Commission 5.000% 09/01/2035	500,000	541,340
Ashland Public Building Commission 5.000% 09/01/2032	550,000	610,803
Kansas Development Finance Authority 5.000% 01/01/2040	65,000	65,387
Kansas Development Finance Authority 5.150% 11/15/2023	245,000	245,372
Kansas Development Finance Authority 5.250% 11/15/2024	245,000	245,380
Kansas Development Finance Authority 5.500% 11/15/2029	95,000	95,157
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	764,460
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	107,790
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,782,795
City of Manhattan KS 5.000% 11/15/2023	250,000	278,087
City of Manhattan KS 5.000% 11/15/2024	250,000	277,927
City of Manhattan KS 5.000% 11/15/2029	500,000	549,235
City of Olathe KS 4.000% 09/01/2028	250,000	260,948
City of Olathe KS 4.000% 09/01/2030	295,000	306,827
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	537,225
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	576,135
University of Kansas Hospital Authority 4.000% 09/01/2048	1,000,000	1,090,350
University of Kansas Hospital Authority 5.000% 09/01/2048	2,000,000	2,403,100
#University of Kansas Hospital Authority 3.000% 03/01/2041	500,000	499,200
		12,351,052
Other Revenue (9.5%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	844,012
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	436,728
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	506,765
Kansas Development Finance Authority 5.000% 11/01/2034	500,000	500,000
City of Manhattan KS 5.000% 12/01/2026	435,000	439,576
City of Manhattan KS 4.500% 12/01/2025	500,000	517,615
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,039,170
Topeka Public Building Commission 5.000% 06/01/2022	255,000	257,744
Washington County Public Building Commission 4.000% 09/01/2028	100,000	107,090
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,084,210
		5,732,910
PreRefunded (12.6%)
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	149,886
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	155,438
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	127,647
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	122,097
Kansas Power Pool 5.000% 12/01/2031	750,000	780,330
Kansas Development Finance Authority 5.000% 01/01/2040	435,000	437,667
Kansas Development Finance Authority 5.150% 11/15/2023	5,000	5,007
Kansas Development Finance Authority 5.250% 11/15/2024	5,000	5,007
Kansas Development Finance Authority 5.500% 11/15/2029	5,000	5,008
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	571,000
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	343,677
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	144,503
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	112,411
City of Olathe KS 4.000% 09/01/2030	150,000	157,339
City of Park City KS 5.100% 12/01/2020	200,000	200,682
City of Park City KS 5.500% 12/01/2024	100,000	100,374
City of Park City KS 6.000% 12/01/2029	500,000	502,080
City of Park City KS 5.375% 12/01/2025	250,000	250,882
County of Seward KS 5.000% 08/01/2034	260,000	267,706
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	542,640
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,870
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	364,531
Washington County Public Building Commission 5.000% 09/01/2032	500,000	554,540
Washington County Public Building Commission 5.000% 09/01/2037	400,000	442,448
Washington County Public Building Commission 4.000% 09/01/2028	500,000	539,750
City of Wichita KS 5.000% 11/15/2029	300,000	321,948
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	284,895
		7,583,363
Transportation (1.5%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	592,415
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	294,205
		886,620
Utilities (14.7%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,134,190
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	293,645
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	581,365
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	864,304
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,146,540
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	346,380
Kansas Power Pool 4.500% 12/01/2028	500,000	515,415
Kansas Power Pool 4.000% 12/01/2031	500,000	556,295
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	549,585
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	265,602
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,370,762
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	579,100
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	605,765
		8,808,948

TOTAL MUNICIPAL BONDS (COST: $54,935,051)		$57,926,372

OTHER ASSETS LESS LIABILITIES (3.5%)		$2,088,975

NET ASSETS (100.0%)		$60,015,347

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2019

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.0%)

Education (19.3%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$103,140
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	863,842
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	286,653
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	263,518
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	291,433
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,150,175
		2,958,761
General Obligation (23.0%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,433
Town of Bar Harbor ME 4.000% 10/15/2022	105,000	113,735
Town of Bar Harbor ME 4.000% 10/15/2023	140,000	155,445
City of Biddeford ME 4.000% 10/01/2026	250,000	292,808
State of Maine 4.000% 06/01/2020	150,000	153,054
City of Portland ME 4.250% 05/01/2029	150,000	150,504
City of Portland ME 4.125% 10/01/2029	100,000	100,131
City of Portland ME 5.000% 08/01/2021	125,000	134,342
City of Portland ME 5.000% 08/01/2022	125,000	134,587
Regional School Unit No 26 3.000% 09/01/2044	475,000	483,992
City of Saco ME 4.000% 04/01/2028	100,000	101,229
Town of Scarborough ME 4.000% 11/01/2028	100,000	109,997
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	111,763
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	563,635
City of Waterville ME 4.000% 07/01/2025	135,000	142,236
City of Waterville ME 4.000% 06/01/2024	115,000	129,244
Wells Ogunquit Community School District 3.000% 11/01/2023	400,000	427,228
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	114,279
		3,527,642
Health Care (22.4%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	193,849
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	195,544
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	256,572
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	256,115
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,140,020
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	572,660
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	567,375
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039	250,000	252,720
		3,434,855

Housing (12.4%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	461,613
Maine State Housing Authority 4.000% 11/15/2030	90,000	90,280
Maine State Housing Authority 3.000% 11/15/2036	400,000	410,116
*Maine State Housing Authority 4.000% 11/15/2044	500,000	533,465
Maine State Housing Authority 3.350% 11/15/2044	155,000	159,393
Maine State Housing Authority 5.000% 06/15/2024	250,000	256,110
		1,910,977
Other Revenue (3.9%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	210,318
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	131,571
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	140,214
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	119,083
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,018
		606,204
PreRefunded (1.9%)
Town of Gorham ME 4.000% 10/01/2023	100,000	102,916
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	51,312
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,229
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,279
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,145
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	104,558
		296,439
Transportation (5.6%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	270,577
City of Portland ME General Airport Revenue 5.250% 01/01/2035	250,000	251,350
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	110,034
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,324
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	112,096
		856,381
Utilities (5.5%)
Kennebunk Light & Power District 5.000% 08/01/2022	315,000	315,290
Portland Water District 3.000% 11/01/2039	500,000	526,985
		842,275

TOTAL MUNICIPAL BONDS (COST: $13,837,800)		$14,433,534

OTHER ASSETS LESS LIABILITIES (6.0%)		$923,334

NET ASSETS (100.0%)		$15,356,868

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.7%)

Education (1.1%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$267,075
University of Nebraska 4.000% 07/01/2024	250,000	250,243
		517,318
General Obligation (29.6%)
Plattsmouth School District 3.000% 12/15/2039	1,000,000	1,010,720
Fremont School District 1.100% 12/15/2020	250,000	249,507
*Omaha School District 5.000% 12/15/2029	1,630,000	2,012,903
Elkhorn School District 4.000% 12/15/2034	300,000	331,764
Elkhorn School District 4.000% 12/15/2030	500,000	566,510
Elkhorn School District 4.000% 12/15/2034	500,000	574,230
Elkhorn School District 4.000% 12/15/2037	300,000	345,120
Elkhorn School District 5.000% 06/15/2022	475,000	520,595
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	515,750
Hall County Airport Authority 5.000% 07/15/2030	410,000	436,244
Hall County Airport Authority 5.000% 07/15/2031	435,000	458,225
Knox County School District N0 576 4.000% 12/15/2038	590,000	632,014
Lancaster County School District 001 5.000% 01/15/2023	750,000	839,798
City of Lincoln NE 3.000% 12/01/2039	685,000	709,126
City of Omaha NE 5.000% 04/15/2027	955,000	1,174,660
City of Omaha NE 5.000% 04/15/2028	500,000	611,190
City of Omaha NE 3.750% 01/15/2038	500,000	538,355
Polk County School District No 19 3.000% 06/15/2039	455,000	458,249
Gretna Public Schools 5.000% 12/15/2035	250,000	293,875
Sarpy County School District No 1 3.500% 12/15/2035	250,000	265,470
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	296,305
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,305,788
		14,146,398
Health Care (8.9%)
Douglas County Hospital Authority No 2 5.500% 01/01/2030	500000	503505
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	241,596
Hospital Authority No 1 of Lancaster County 5.500% 01/01/2030	250,000	251,753
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	268,975
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	268,975
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	269,337
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	263,320
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	569,420
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	380,751
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	510,948
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	244,851
Sarpy County Hospital Authority No 1 5.500% 01/01/2030	500,000	503,505
		4,276,936
Housing (1.1%)
Nebraska Investment Finance Authority 3.850% 03/01/2038	515,000	542,604

Other Revenue (1.0%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034	435,000	447,184

PreRefunded (23.1%)
County of Douglas NE 5.500% 07/01/2030	350,000	360,195
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,547,310
Grand Island Public Schools 5.000% 12/15/2033	500,000	591,755
Grand Island Public Schools 5.000% 12/15/2039	500,000	591,755
City of Lincoln NE 5.500% 08/15/2031	500,000	526,480
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	808,650
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,087,360
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,016,850
University of Nebraska 5.000% 07/01/2035	1,500,000	1,762,155
University of Nebraska 5.000% 05/15/2035	500,000	585,665
University of Nebraska 5.000% 05/15/2033	250,000	297,360
University of Nebraska 4.500% 05/15/2030	250,000	254,390
University of Nebraska 5.000% 05/15/2035	275,000	280,566
University of Nebraska 5.000% 07/01/2042	1,000,000	1,073,430
University of Nebraska 5.000% 07/01/2038	250,000	274,162
		11,058,083
Transportation (3.8%)
Omaha Airport Authority 5.000% 12/15/2027	500,000	611,355
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,186,160
		1,797,515
Utilities (29.1%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,157,900
Central Plains Energy Project 5.250% 09/01/2037	500,000	541,890
Central Plains Energy Project 5.000% 09/01/2042	500,000	543,365
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	112,462
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	285,850
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	532,445
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,096,320
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	306,012
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	442,492
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	271,868
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	545,575
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	108,682
Nebraska Public Power District 5.000% 01/01/2041	250,000	292,587
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,760,390
Nebraska Public Power District 5.000% 01/01/2030	500,000	543,055
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	290,820
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	292,940
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	582,715
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	276,840
City of Omaha NE Sewer Revenue 1.050% 04/01/2020	250,000	249,895
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	291,807
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	532,509
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	446,520
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	405,635
		13,910,574

TOTAL MUNICIPAL BONDS (COST: $44,469,807)		$46,696,612

OTHER ASSETS LESS LIABILITIES (2.3%)		$1,125,036

NET ASSETS (100.0%)		$47,821,648

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.7%)

Education (13.9%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$640,508
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	764,318
Oklahoma Development Finance Authority 4.400% 12/01/2029	250,000	250,640
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	571,320
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	290,750
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	573,320
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	569,430
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	307,210
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	316,631
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	332,392
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	342,544
University of Oklahoma/The 5.000% 07/01/2037	290,000	310,239
University of Oklahoma/The 5.000% 07/01/2036	500,000	582,980
University of Oklahoma/The 4.000% 07/01/2040	650,000	708,376
University of Oklahoma/The 5.000% 07/01/2038	500,000	582,880
		7,143,538
General Obligation (4.5%)
City of Broken Arrow OK 4.000% 12/01/2037	605,000	670,921
City of Broken Arrow OK 4.000% 12/01/2038	610,000	675,429
City of Broken Arrow OK 4.125% 08/01/2031	180,000	188,206
City of Midwest City OK 3.000% 06/01/2041	500,000	509,295
City of Perkins OK 3.000% 06/01/2033	125,000	130,700
City of Perkins OK 3.000% 06/01/2034	115,000	119,933
		2,294,484
Health Care (5.9%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	421,820
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	291,640
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	270,035
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	419,855
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	206,423
Oklahoma Development Finance Authority 4.000% 08/15/2048	825,000	906,493
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	274,545
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	251,730
		3,042,541
Housing (2.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039	1,000,000	1,015,450

Other Revenue (26.3%)
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,172,054
Elk City Industrial Authority 3.000% 05/01/2034	1,050,000	1,070,034
Elk City Industrial Authority 3.000% 05/01/2039	425,000	430,091
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	166,924
Grady County School Finance Authority 5.000% 09/01/2032	370,000	453,298
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033	250,000	256,838
Leflore County Public Facility Authority 3.000% 12/01/2032	500,000	521,505
City of Oklahoma City OK 5.000% 03/01/2032	250,000	253,625
City of Oklahoma City OK 5.000% 03/01/2034	500,000	506,200
City of Oklahoma City OK 5.000% 03/01/2033	250,000	253,232
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	420,343
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	478,136
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	742,838
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	269,484
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	970,186
Oklahoma Development Finance Authority 4.000% 06/01/2038	725,000	816,655
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035	530,000	662,410
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045	500,000	556,010
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	540,665
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	538,525
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,057,716
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	268,393
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	532,320
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	596,673
		13,534,155

PreRefunded (7.3%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	278,872
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	253,520
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,044,200
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	271,557
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	261,507
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	146,363
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	507,810
		3,763,829

Transportation (13.3%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	848,008
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,059,270
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	262,305
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,101,620
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	110,024
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	445,028
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	243,400
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	260,009
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	381,816
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,486,570
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	158,499
Tulsa Parking Authority 4.000% 07/01/2025	500,000	522,375
		6,878,924
Utilities (21.5%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	809,573
Clinton Public Works Authority 4.000% 12/01/2039	500,000	537,005
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,099,780
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	259,513
Miami Special Utility Authority 4.000% 12/01/2036	500,000	555,485
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,107,500
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	266,670
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	117,477
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	190,523
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	785,000	862,142
Oklahoma Municipal Power Authority 5.000% 01/01/2021	250,000	260,195
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	152,715
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	160,639
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	293,347
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	580,665
Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	927,002
Oklahoma Water Resources Board 4.000% 10/01/2048	850,000	943,492
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	100,493
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	836,738
		11,060,954

TOTAL MUNICIPAL BONDS (COST: $46,209,923)		$48,733,875

OTHER ASSETS LESS LIABILITIES (5.3%)		$2,739,130

NET ASSETS (100.0%)		$51,473,005

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.1%)

Education (1.9%)
*Montana State Board of Regents 4.000% 11/15/2025	$500,000	$544,270
Montana State Board of Regents 5.000% 11/15/2025	500,000	579,555
Montana State Board of Regents 5.000% 11/15/2030	240,000	275,621
		1,399,446
General Obligation (38.7%)
City of Bozeman MT 4.000% 07/01/2028	540,000	602,348
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	256,313
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	269,441
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	984,478
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	811,251
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	566,793
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034	500,000	523,035
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035	300,000	311,700
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	574,603
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	668,349
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	436,372
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	682,328
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	290,163
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	462,173
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	599,967
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031	265,000	309,517
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034	465,000	520,907
Missoula High School District No 1 4.000% 07/01/2032	275,000	311,484
Hellgate School District No 4 5.000% 06/15/2028	500,000	624,775
Hellgate School District No 4 5.000% 06/15/2029	500,000	620,710
Hellgate School District No 4 5.000% 06/15/2030	500,000	617,080
City of Missoula MT 4.000% 07/01/2031	250,000	280,788
Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	559,015
*Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	846,495
State of Montana 4.000% 08/01/2023	385,000	427,966
State of Montana 4.000% 08/01/2026	855,000	966,355
State of Montana 4.000% 08/01/2027	480,000	540,206
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037	250,000	283,010
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038	665,000	751,995
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039	355,000	400,465
County of Ravalli MT 4.250% 07/01/2027	150,000	150,127
County of Ravalli MT 4.350% 07/01/2028	155,000	155,133
County of Ravalli MT 4.400% 07/01/2029	165,000	165,139
County of Ravalli MT 4.250% 07/01/2030	755,000	837,295
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038	250,000	284,780
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039	250,000	284,088
Silver Bow County School District No 1 4.000% 07/01/2038	1,960,000	2,216,407
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039	300,000	373,959
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037	530,000	617,837
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039	275,000	318,662
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	496,638
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	589,495
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	601,623
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,165,450
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	413,165
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	511,873
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,231,630
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,500,000	1,816,530
		28,329,913
Health Care (18.6%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,064,257
Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,418,781
*Montana Facility Finance Authority 4.750% 07/01/2025	380,000	395,200
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,200,870
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,196,550
Montana Facility Finance Authority 4.750% 01/01/2040	705,000	709,117
Montana Facility Finance Authority 4.500% 01/01/2024	1,000,000	1,004,710
Montana Facility Finance Authority 5.000% 01/01/2024	400,000	402,384
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	597,285
Montana Facility Finance Authority 4.000% 01/01/2038	1,000,000	1,141,130
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,191,123
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,081,219
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	519,711
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	851,711
County of Yellowstone MT 4.000% 10/01/2029	710,000	791,579
		13,565,627
Housing (8.2%)
Montana Board of Housing 3.000% 12/01/2023	75,000	76,595
Montana Board of Housing 3.150% 06/01/2024	295,000	299,499
Montana Board of Housing 3.150% 12/01/2024	105,000	107,547
Montana Board of Housing 3.350% 06/01/2025	135,000	138,745
Montana Board of Housing 3.875% 12/01/2023	165,000	172,085
Montana Board of Housing 4.050% 06/01/2024	150,000	159,448
Montana Board of Housing 4.050% 12/01/2024	425,000	453,598
Montana Board of Housing 4.650% 12/01/2028	230,000	245,086
*Montana Board of Housing 4.700% 12/01/2026	600,000	612,672
Montana Board of Housing 4.850% 06/01/2028	280,000	285,113
Montana Board of Housing 3.100% 06/01/2021	320,000	326,150
Montana Board of Housing 3.400% 12/01/2033	500,000	533,420
Montana Board of Housing 3.250% 12/01/2044	1,500,000	1,525,905
Montana Board of Housing 3.800% 12/01/2038	1,000,000	1,079,230
		6,015,093
Other Revenue (11.4%)
City of Billings MT 5.500% 07/01/2026	275,000	283,467
City of Billings MT 4.700% 07/01/2021	40,000	40,040
City of Billings MT 4.800% 07/01/2022	70,000	70,076
City of Billings MT 4.375% 07/01/2029	490,000	507,434
*City of Billings MT 5.000% 07/01/2033	900,000	954,603
City of Billings MT 5.000% 07/01/2032	710,000	831,417
City of Bozeman MT 4.950% 07/01/2028	200,000	201,002
City & County of Butte Silver Bow MT 5.000% 07/01/2021	410,000	422,271
Gallatin County Rural Improvement District 5.500% 07/01/2025	470,000	470,475
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,920
City of Great Falls MT 5.550% 07/01/2029	275,000	280,456
City of Kalispell MT 5.000% 07/01/2033	500,000	604,345
City of Livingston MT 4.000% 07/01/2034	525,000	572,644
Madison County Rural Improvement District 5.500% 07/01/2025	610,000	610,512
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,650
City of Missoula MT 4.750% 07/01/2027	120,000	120,077
City of Missoula MT 6.000% 07/01/2030	200,000	204,520
City of Missoula MT 5.125% 07/01/2026	125,000	125,125
		8,300,034
PreRefunded (9.6%)
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	674,777
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,025,230
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	604,239
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	858,798
Montana State Board of Regents 5.000% 11/15/2023	250,000	269,920
Montana State Board of Regents 4.000% 05/15/2025	2,000,000	2,146,380
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,228,803
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	239,749
		7,047,896
Transportation (3.1%)
Missoula Parking Commission 4.000% 10/01/2026	835,000	923,335
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,100
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,095
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,348
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	243,787
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	244,639
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	239,409
		2,226,713
Utilities (6.6%)
City of Billings MT 5.000% 07/01/2031	260,000	322,052
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,624,549
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	237,532
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	247,388
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	284,650
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	281,795
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	281,027
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,039,620
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039	500,000	496,905
		4,815,518

TOTAL MUNICPAL BONDS (COST: $68,241,473)		$71,700,240

OTHER ASSETS LESS LIABILITIES (1.9%)		$1,413,257

NET ASSETS (100.0%)		$73,113,497

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments October 31, 2019 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.5%)

Education (5.9%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$469,054
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	404,453
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	544,620
University of North Dakota 5.000% 04/01/2024	250,000	273,017
		1,691,144
General Obligation (21.1%)
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	805,702
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	440,040
City of Fargo ND 4.000% 05/01/2023	300,000	313,893
City of Grand Forks ND 4.000% 12/01/2039	470,000	527,669
City of Grand Forks ND 4.500% 05/01/2032	240,000	265,301
City of Horace ND 4.250% 05/01/2035	340,000	355,171
Mandan Public School District No 1 3.125% 08/01/2024	200,000	211,554
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	603,174
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	377,574
Nesson Public School District No 2 4.000% 08/01/2039	500,000	549,105
West Fargo Park District 3.000% 05/01/2028	335,000	365,167
West Fargo Park District 2.375% 05/01/2039	275,000	271,183
West Fargo Public School District No 6 4.000% 05/01/2023	500,000	523,845
City of Williston ND 4.000% 05/01/2035	200,000	210,818
City of Williston ND 4.000% 05/01/2038	230,000	241,532
		6,061,728
Health Care (22.0%)
County of Cass ND 5.000% 02/15/2033	445,000	521,099
County of Cass ND 4.125% 02/15/2037	595,000	644,611
*County of Cass ND 4.250% 02/15/2043	1,290,000	1,397,779
City of Fargo ND 5.500% 11/01/2020	500,000	523,975
City of Fargo ND 6.000% 11/01/2028	500,000	552,645
City of Grand Forks ND 5.000% 12/01/2022	500,000	537,530
City of Grand Forks ND 4.000% 12/01/2027	400,000	412,948
City of Grand Forks ND 5.000% 12/01/2032	250,000	264,365
City of Grand Forks ND 5.125% 12/01/2025	250,000	271,980
City of Grand Forks ND 3.000% 12/01/2020	135,000	135,751
City of Langdon ND 6.200% 01/01/2025	155,000	155,121
North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	798,060
County of Ward ND 5.000% 06/01/2053	100,000	111,585
		6,327,449
Housing (1.7%)
North Dakota Housing Finance Agency 3.650% 01/01/2020	60,000	60,167
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	152,905
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	264,503
		477,575
Other Revenue (22.6%)
Bismarck Parks & Recreation District 3.500% 04/01/2025	280,000	280,602
Bismarck Parks & Recreation District 3.650% 04/01/2027	295,000	295,584
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	420,672
City of Grand Forks ND 5.000% 12/15/2028	250,000	299,683
Jamestown Park District/ND 4.000% 07/01/2032	500,000	540,000
Jamestown Park District/ND 4.000% 07/01/2033	345,000	371,382
*City of Mandan ND 4.000% 09/01/2034	500,000	537,705
City of Mandan ND 3.250% 09/01/2041	1,250,000	1,259,162
Minot Park District 3.000% 12/01/2028	250,000	259,188
Minot Park District 3.750% 12/01/2038	435,000	464,928
North Dakota Public Finance Authority 5.000% 06/01/2020	40,000	40,014
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,096
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,064
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	421,928
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	431,396
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	291,187
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	153,921
		6,507,512
PreRefunded (5.7%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	250,000	258,160
County of Burleigh ND 5.000% 07/01/2022	300,000	332,502
County of Burleigh ND 4.500% 07/01/2032	250,000	271,928
County of Burleigh ND 5.000% 07/01/2035	500,000	530,825
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	241,682
		1,635,097
Transportation (4.3%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	350,172
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	500,250
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	387,257
		1,237,679
Utilities (10.2%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	495,030
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	675,931
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,217
#City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040	485,000	477,313
*County of McLean ND 4.875% 07/01/2026	750,000	766,425
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034	250,000	245,572
		2,925,488

TOTAL MUNICIPAL BONDS (COST: $25,719,969)		$26,863,672

OTHER ASSETS LESS LIABILITIES (6.5%)		$1,880,300

NET ASSETS (100.0%)		$28,743,972

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2019

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$54,935,051	$13,837,800	$44,469,807	$46,209,923	$68,241,473	$25,719,969
Unrealized appreciation	$3,018,073	$605,587	$2,231,149	$2,528,795	$3,538,535	$1,162,145
Unrealized depreciation	($26,752)	($9,853)	($4,344)	($4,843)	($79,768)	($18,442)
Net unrealized appreciation (depreciation)*	$2,991,321	$595,734	$2,226,805	$2,523,952	$3,458,767	$1,143,703

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2019:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$57,926,372	$0	$57,926,372
Total	$0	$57,926,372	$0	$57,926,372

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$14,433,534	$0	$14,433,534
Total	$0	$14,433,534	$0	$14,433,534

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$46,696,612	$0	$46,696,612
Total	$0	$46,696,612	$0	$46,696,612

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$48,733,875	$0	$48,733,875
Total	$0	$48,733,875	$0	$48,733,875
	.
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$71,700,240	$0	$71,700,240
Total	$0	$71,700,240	$0	$71,700,240

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$26,866,672	$0	$26,866,672
Total	$0	$26,866,672	$0	$26,866,672

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 30, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 30, 2019